Investments in equity investees - Cai Niao, Feng Chao and Wheat Commune (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2018 CNY (¥)	May 31, 2018 CNY (¥)
Investments in equity investees
Impairment of equity investees		$ 0	¥ 21,769	¥ 0
Cai Niao Smart Logistics Network Limited ("Cai Niao") (3)
Investments in equity investees
Capital contribution in cash						¥ 1,075,000
Equity interest in equity investments without readily determinable fair values (as a percent)						15.00%
Equity interest in equity method investment (as a percent)	13.75%	13.75%	13.75%
Zhijiang New Industries Limited ("ZJ New Industries") (3)
Investments in equity investees
Capital contribution in cash					¥ 500,000
Equity interest in equity investments without readily determinable fair values (as a percent)					2.00%
Impairment of equity investees	¥ 0		¥ 26,328	¥ 0
Equity interest	2.00%	2.00%
Cash consideration	¥ 507,032
Disposal gain	¥ 7,032